Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2013-2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 10-26-2013	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				11/18/2013
2	Payment Date				11/20/2013
3	Collection Period			9/29/2013	10/26/2013	28
4	Monthly Interest Period - Actual/360			11/13/2013	11/19/2013	7
5	Monthly Interest - 30/360					7

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	304,000,000.00	35,991,461.95	268,008,538.05	0.8816070
7	Class A-2 Notes	502,000,000.00	502,000,000.00	—	502,000,000.00	1.0000000
8	Class A-3 Notes	530,000,000.00	530,000,000.00	—	530,000,000.00	1.0000000
9	Class A-4 Notes	164,000,000.00	164,000,000.00	—	164,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$1,500,000,000.00	$35,991,461.95	$1,464,008,538.05

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$1,546,393,069.13	$35,991,461.95	$1,510,401,607.18

13	YSOC	47,789,424.87	47,789,424.87		46,157,830.65

14	Net Pool Balance	$1,594,182,494.00	$1,594,182,494.00	$35,991,461.95	$1,556,559,437.83

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.23000%	13,595.56	0.0447222	36,005,057.51	118.4376892
16	Class A-2 Notes	0.42000%	40,996.67	0.0816667	40,996.67	0.0816667
17	Class A-3 Notes	0.70000%	72,138.89	0.1361111	72,138.89	0.1361111
18	Class A-4 Notes	1.16000%	36,991.11	0.2255556	36,991.11	0.2255556

	Total Securities		163,722.22		36,155,184.17

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					26,244,643.87
20	Scheduled Interest Payments Received					3,171,496.00
21	Prepayments of Principal Received					243,658.02
22	Liquidation Proceeds					11,109,605.94
23	Recoveries Received					—
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					40,769,403.83

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)

28	Total Available Funds, prior to Servicer Advances					40,769,403.83

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					40,769,403.83

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					40,769,403.83

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					1,328,485.41
35	Class A Noteholder Interest (Item 50)					163,722.22
36	Principal Distribution Amount (Item 75)					35,991,461.95
37	Amount Paid to Reserve Account to Reach Specified Balance					3,285,734.25
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					—

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	1,328,485.41	—	1,328,485.41

	Pro rata:
42	Class A-1 Interest	13,595.56	—	13,595.56
43	Class A-2 Interest	40,996.67	—	40,996.67
44	Class A-3 Interest	72,138.89	—	72,138.89
45	Class A-4 Interest	36,991.11	—	36,991.11
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	163,722.22	—	163,722.22

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,546,393,069.13
52	Beginning Net Pool Balance		1,594,182,494.00
53	Receipts of Scheduled Principal		(26,244,643.87)
54	Receipts of Prepaid Principal		(243,658.02)
55	Liquidation Proceeds		(11,109,605.94)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(25,148.34)

59	Ending Net Pool Balance		1,556,559,437.83
60	Yield Supplement Overcollateralization Amount		46,157,830.65

61	Adjusted Pool Balance		1,510,401,607.18
62	Less: Adjusted Pool Balance - End of Collection Period			1,510,401,607.18

63	Calculated Principal Distribution Amount			35,991,461.95

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			40,769,403.83
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			1,328,485.41
67	Less: Interest Paid to Noteholders (Item 35)			163,722.22
68	Less: Calculated Principal Distribution (Item 63)			35,991,461.95

69	Equals: Remaining Available Funds before Servicer Advance			3,285,734.25
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			3,285,734.25
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			35,991,461.95

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			1,546,393.07
83	Plus: Net Investment Income for the Collection Period			—

84	Subtotal: Reserve Fund Available for Distribution			1,546,393.07
85	Plus: Deposit of Excess Available Funds (Item 37)			3,285,734.25
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			4,832,127.32
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			—

89	Equals: Ending Reserve Account Balance			4,832,127.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			3,285,734.25

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,594,182,494	1,556,559,438
92	Number of Current Contracts		65,070	64,637
93	Weighted Average Loan Rate		2.55%	2.55%
94	Average Remaining Term		56.9	56.7
95	Average Original Term		64.1	64.1
96	Monthly Prepayment Rate			0.70%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		1	25,148.34
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			—

100	Net Principal Losses for Current Collection Period		1	25,148.34

101	Beginning Net Principal Losses		—	—
102	Net Principal Losses for Current Collection Period		1	25,148.34

103	Cumulative Net Principal Losses		1	25,148.34

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,321,370,744.97)			0.00%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
105	Current	99.85%	64,547	1,554,216,383.83
106	31 - 60 Days Delinquent	0.14%	88	2,255,053.41
107	61 - 90 Days Delinquent	0.01%	2	88,000.59

108	Total	100.00%	64,637	1,556,559,437.83

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	November 18, 2013